Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers [Abstract]
Schedule of the Groups' Revenue from Contracts with Customers
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the years ended 31 December 2024, 2023, and 2022:

	2024	2023	2022
Product revenue (point in time revenue recognition)	273,472	48,699	24,836
License revenue (point in time revenue recognition)	75,813	7,775	—
Performance revenue (point in time revenue recognition)	42,391	4,402	424
Development and other service revenue (over time revenue recognition)	98,006	30,558	57,769
	489,682	91,434	83,029

Schedule of Reconciliation of Contract Assets and Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
31 December 2022	28,656	93,932
Contract asset additions	19,634	—
Amounts transferred to trade receivables	(2,412)	—
Derecognition of contract liability	—	(42,089)
Customer prepayments	—	100,555
Revenue recognized	—	(23,101)
Foreign currency adjustment	171	3,147
31 December 2023	46,049	132,444
Contract asset additions	133,756	—
Amounts transferred to trade receivables	(88,564)	—
Derecognition of contract liability	—	(331)
Customer prepayments	—	51,255
Revenue recognized	—	(82,454)
Foreign currency adjustment	(1,227)	(4,213)
31 December 2024	90,014	96,701